Derivatives (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosure of detailed information about hedging instruments

Notional contract amounts and fair values of derivatives by product contract type held by HSBC
	Notional contract amount		Fair value – Assets			Fair value – Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Foreign exchange	8,434,453	38,924	122,203	525	122,728	123,088	166	123,254
Interest rate	15,213,232	276,589	285,438	5,066	290,504	287,877	3,501	291,378
Equities	570,410	—	9,325	—	9,325	9,176	—	9,176
Credit	183,995	—	1,091	—	1,091	1,264	—	1,264
Commodity and other	78,413	—	1,485	—	1,485	1,679	—	1,679
Gross total fair values	24,480,503	315,513	419,542	5,591	425,133	423,084	3,667	426,751
Offset (Note 31)					(140,987)			(140,987)
At 31 Dec 2022	24,480,503	315,513	419,542	5,591	284,146	423,084	3,667	285,764

Foreign exchange	7,723,034	43,839	79,801	1,062	80,863	77,670	207	77,877
Interest rate	14,470,539	162,921	151,631	1,749	153,380	146,808	966	147,774
Equities	659,142	—	12,637	—	12,637	14,379	—	14,379
Credit	190,724	—	2,175	—	2,175	3,151	—	3,151
Commodity and other	74,159	—	1,205	—	1,205	1,261	—	1,261
Gross total fair values	23,117,598	206,760	247,449	2,811	250,260	243,269	1,173	244,442
Offset (Note 31)					(53,378)			(53,378)
At 31 Dec 2021	23,117,598	206,760	247,449	2,811	196,882	243,269	1,173	191,064

Notional contract amounts and fair values of derivatives by product contract type held by HSBC Holdings with subsidiaries
	Notional contract amount		Assets			Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Foreign exchange	60,630	—	502	—	502	1,683	—	1,683
Interest rate	34,322	81,873	2,386	913	3,299	826	4,413	5,239
At 31 Dec 2022	94,952	81,873	2,888	913	3,801	2,509	4,413	6,922

Foreign exchange	36,703	—	384	—	384	377	—	377
Interest rate	35,970	45,358	712	1,715	2,427	769	74	843
At 31 Dec 2021	72,673	45,358	1,096	1,715	2,811	1,146	74	1,220

HSBC hedging instrument by hedged risk
	Hedging instrument
		Carrying amount
	Notional amount[1]	Assets	Liabilities	Balance sheet presentation	Change in fair value[2]
Hedged risk	$m	$m	$m		$m
Interest rate[3]	162,062	4,973	2,573	Derivatives	4,064
At 31 Dec 2022	162,062	4,973	2,573		4,064

Interest rate[3]	90,556	1,637	1,410	Derivatives	1,330
At 31 Dec 2021	90,556	1,637	1,410		1,330
1The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date. They do not represent amounts at risk.
2Used in effectiveness testing, which uses the full fair value change of the hedging instrument not excluding any component.
3The hedged risk ‘interest rate’ includes inflation risk.

HSBC hedged item by hedged risk
	Hedged item						Ineffectiveness
	Carrying amount		Accumulated fair value hedge adjustments included in carrying amount[2]			Change in fair value[1]	Recognised in profit and loss
	Assets	Liabilities	Assets	Liabilities	Balance sheet presentation			Profit and loss presentation
Hedged risk	$m	$m	$m	$m		$m	$m
Interest rate[3]	82,792		(5,100)		Financial investments measured at fair value through other comprehensive income	(8,005)	(59)	Net income from financial instruments held for trading or managed on a fair value basis
	3,415		(210)		Loans and advances to customers	(233)
	519		(18)		Reverse repos	(17)
		49,180		(2,006)	Debt securities in issue	4,138
		83		—	Deposits by banks	(5)
At 31 Dec 2022	86,726	49,263	(5,328)	(2,006)		(4,122)	(59)

Interest rate[3]	68,059		1,199		Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income	(1,932)	(36)	Net income from financial instruments held for trading or managed on a fair value basis
	2		(3)		Loans and advances to banks	(3)
	3,066		9		Loans and advances to customers	(41)
		14,428		992	Debt securities in issue	609
		86		1	Deposits by banks	1
At 31 Dec 2021	71,127	14,514	1,205	993		(1,366)	(36)
1Used in effectiveness testing, which comprise an amount attributable to the designated hedged risk that can be a risk component.
2The accumulated amount of fair value adjustments remaining in the statement of financial position for hedged items that have ceased to be adjusted for hedging gains and losses were assets of $252m (2021: $1,061m) for FVOCI assets and liabilities of $916m (2021: $15m) for debt issued.
3The hedged risk ‘interest rate’ includes inflation risk.

HSBC Holdings hedging instrument by hedged risk
	Hedging instrument
		Carrying amount
	Notional amount[1,4]	Assets	Liabilities	Balance sheet presentation	Change in fair value[2]
Hedged risk	$m	$m	$m		$m
Interest rate[3]	81,873	913	4,413	Derivatives	(5,599)
At 31 Dec 2022	81,873	913	4,413		(5,599)

Interest rate[3]	45,358	1,715	74	Derivatives	(1,515)
At 31 Dec 2021	45,358	1,715	74		(1,515)
1The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date; they do not represent amounts at risk.
2Used in effectiveness testing; comprising the full fair value change of the hedging instrument not excluding any component.
3The hedged risk ‘interest rate’ includes foreign exchange risk.
4The notional amount of non-dynamic fair value hedges is equal to $81,873m (2021: $45,358m), of which the weighted-average maturity date is June 2028 and the weighted-average swap rate is 2.33% (2021: 1.30%). The majority of these hedges are internal to the Group.

HSBC Holdings hedged item by hedged risk
	Hedged item						Ineffectiveness
	Carrying amount		Accumulated fair value hedge adjustments included in carrying amount[2]			Change in fair value[1]	Recognised in profit and loss
	Assets	Liabilities	Assets	Liabilities	Balance sheet presentation			Profit and loss presentation
Hedged risk	$m	$m	$m	$m		$m	$m
Interest rate[3]		68,223		(3,829)	Debt securities in issue	6,258	(34)	Net income from financial instruments held for trading or managed on a fair value basis
	6,812		(789)		Loans and advances to banks	(693)
At 31 Dec 2022	6,812	68,223	(789)	(3,829)		5,565	(34)

Interest rate[3]		39,154		1,408	Debt securities in issue	1,599	(21)	Net income from financial instruments held for trading or managed on a fair value basis
	7,863		(104)		Loans and advances to banks	(104)
At 31 Dec 2021	7,863	39,154	(104)	1,408		1,495	(21)
1Used in effectiveness testing; comprising amount attributable to the designated hedged risk that can be a risk component.
2The accumulated amount of fair value adjustments remaining in the statement of financial position for hedged items that have ceased to be adjusted for hedging gains and losses were liabilities of $971m (2021: $54.4m) for debt issued.
3The hedged risk ‘interest rate’ includes foreign exchange risk.

Hedging instrument by hedged risk
	Hedging instrument					Hedged item	Ineffectiveness
		Carrying amount			Change in fair value[2]	Change in fair value[3]	Recognised in profit and loss	Profit and loss presentation
	Notional amount[1]	Assets	Liabilities	Balance sheet presentation
Hedged risk	$m	$m	$m		$m	$m	$m
Foreign currency	8,781	418	166	Derivatives	659	659	—	Net income from financial instruments held for trading or managed on a fair value basis
Interest rate	114,527	93	950	Derivatives	(4,997)	(4,973)	(24)
At 31 Dec 2022	123,308	511	1,116		(4,338)	(4,314)	(24)

Foreign currency	17,930	827	207	Derivatives	987	987	—	Net income from financial instruments held for trading or managed on a fair value basis
Interest rate	72,365	112	217	Derivatives	(519)	(500)	(19)
At 31 Dec 2021	90,295	939	424		468	487	(19)
1The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date. They do not represent amounts at risk.
2Used in effectiveness testing; comprising the full fair value change of the hedging instrument not excluding any component.
3Used in effectiveness assessment; comprising amount attributable to the designated hedged risk that can be a risk component.

Hedging instrument impacted by Ibor reform
	Hedging instrument
	Impacted by Ibor reform					Not impacted by Ibor reform	Notional amount[1]
	€[2]	£	$	Other[3]	Total
	$m	$m	$m	$m	$m	$m	$m
Fair value hedges	12,756	—	2,015	12,643	27,414	134,648	162,062
Cash flow hedges	8,865	—	—	27,830	36,695	77,832	114,527
At 31 Dec 2022	21,621	—	2,015	40,473	64,109	212,480	276,589

Fair value hedges	6,178	—	18,525	6,615	31,318	59,238	90,556
Cash flow hedges	7,954	—	100	8,632	16,686	55,679	72,365
At 31 Dec 2021	14,132	—	18,625	15,247	48,004	114,917	162,921
1The notional contract amounts of interest rate derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date and they do not represent amounts at risk.
2The notional contract amounts of euro interest rate derivatives impacted by Ibor reform mainly comprise hedges with a Euribor benchmark, which are ‘Fair value hedges’ of $12,756m (31 December 2021: $6,178m) and ‘Cash flow hedges’ of $8,865m (31 December 2021: $7,954m).
3Other benchmarks impacted by Ibor reform comprise mainly of Canadian dollar offered rate (‘CDOR’), Hong Kong interbank offered rate (‘HIBOR’) and Mexican interbank equilibrium interest rate (‘TIIE’) related derivatives.

Hedging instrument impacted by Ibor reform held by HSBC Holdings
	Hedging instrument
	Impacted by Ibor reform					Not impacted by Ibor reform	Notional amount
	€	£	$	Other	Total
	$m	$m	$m	$m	$m	$m	$m
Fair value hedges	15,210	—	2,000	1,336	18,546	63,327	81,873
At 31 Dec 2022	15,210	—	2,000	1,336	18,546	63,327	81,873

Fair value hedges	9,944	—	20,035	1,458	31,437	13,921	45,358
At 31 Dec 2021	9,944	—	20,035	1,458	31,437	13,921	45,358

Disclosure of detailed information about financial instruments

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
(Audited)
	31 Dec 2022		At 31 Dec 2021
	Gross carrying/nominal amount	Allowance for ECL[1]	Gross carrying/nominal amount	Allowance for ECL[1]
	$m	$m	$m	$m
Loans and advances to customers at amortised cost	936,307	(11,453)	1,057,231	(11,417)
– personal	415,012	(2,872)	478,337	(3,103)
– corporate and commercial	454,356	(8,324)	513,539	(8,204)
– non-bank financial institutions	66,939	(257)	65,355	(110)
Loans and advances to banks at amortised cost	104,951	(69)	83,153	(17)
Other financial assets measured at amortised cost	1,014,498	(553)	880,351	(193)
– cash and balances at central banks	327,005	(3)	403,022	(4)
– items in the course of collection from other banks	7,297	—	4,136	—
– Hong Kong Government certificates of indebtedness	43,787	—	42,578	—
– reverse repurchase agreements – non-trading	253,754	—	241,648	—
– financial investments	168,827	(80)	97,364	(62)
– assets held for sale[2]	102,556	(415)	2,859	(43)
– prepayments, accrued income and other assets[3]	111,272	(55)	88,744	(84)
Total gross carrying amount on-balance sheet	2,055,756	(12,075)	2,020,735	(11,627)
Loans and other credit-related commitments	618,788	(386)	627,637	(379)
– personal	244,006	(27)	239,685	(39)
– corporate and commercial	269,187	(340)	283,625	(325)
– financial	105,595	(19)	104,327	(15)
Financial guarantees	18,783	(52)	27,795	(62)
– personal	1,135	—	1,130	—
– corporate and commercial	13,587	(50)	22,355	(58)
– financial	4,061	(2)	4,310	(4)
Total nominal amount off-balance sheet[4]	637,571	(438)	655,432	(441)
	2,693,327	(12,513)	2,676,167	(12,068)

	Fair value	Memorandum allowance for ECL[5]	Fair value	Memorandum allowance for ECL[5]
	$m	$m	$m	$m
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)	266,303	(145)	347,203	(96)
1    The total ECL is recognised in the loss allowance for the financial asset unless the total ECL exceeds the gross carrying amount of the financial asset, in which case the ECL is recognised as a provision.
2    For further details on gross carrying amounts and allowances for ECL related to assets held for sale, see ‘Assets held for sale’ on page 183.
3    Includes only those financial instruments that are subject to the impairment requirements of IFRS 9. ‘Prepayments, accrued income and other assets’ as presented within the consolidated balance sheet on page 351 comprises both financial and non-financial assets, including cash collateral and settlement accounts.
4    Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
5    Debt instruments measured at FVOCI continue to be measured at fair value with the allowance for ECL as a memorandum item. Change in ECL is recognised in ‘Change in expected credit losses and other credit impairment charges’ in the income statement.

Maximum exposure to credit risk
(Audited)
	2022			2021
	Maximum exposure	Offset	Net	Maximum exposure	Offset	Net
	$m	$m	$m	$m	$m	$m
Loans and advances to customers held at amortised cost	924,854	(20,315)	904,539	1,045,814	(22,838)	1,022,976
– personal	412,140	(2,575)	409,565	475,234	(4,461)	470,773
– corporate and commercial	446,032	(16,262)	429,770	505,335	(16,824)	488,511
– non-bank financial institutions	66,682	(1,478)	65,204	65,245	(1,553)	63,692
Loans and advances to banks at amortised cost	104,882	—	104,882	83,136	—	83,136
Other financial assets held at amortised cost	1,029,618	(8,969)	1,020,649	882,708	(12,231)	870,477
– cash and balances at central banks	327,002	—	327,002	403,018	—	403,018
– items in the course of collection from other banks	7,297	—	7,297	4,136	—	4,136
– Hong Kong Government certificates of indebtedness	43,787	—	43,787	42,578	—	42,578
– reverse repurchase agreements – non-trading	253,754	(8,969)	244,785	241,648	(12,231)	229,417
– financial investments	168,747	—	168,747	97,302	—	97,302
– assets held for sale	115,919	—	115,919	3,411	—	3,411
– prepayments, accrued income and other assets	113,112	—	113,112	90,615	—	90,615
Derivatives	284,146	(273,497)	10,649	196,882	(188,284)	8,598
Total on-balance sheet exposure to credit risk	2,343,500	(302,781)	2,040,719	2,208,540	(223,353)	1,985,187
Total off-balance sheet	934,326	—	934,326	928,183	—	928,183
– financial and other guarantees	106,861	—	106,861	113,088	—	113,088
– loan and other credit-related commitments	827,465	—	827,465	815,095	—	815,095
At 31 Dec	3,277,826	(302,781)	2,975,045	3,136,723	(223,353)	2,913,370

Unamortised balance of derivatives valued using models with significant unobservable inputs
	2022	2021
	$m	$m
Unamortised balance at 1 Jan	106	104
Deferral on new transactions	191	311
Recognised in the income statement during the year:	(192)	(308)
– amortisation	(112)	(177)
– subsequent to unobservable inputs becoming observable	(3)	(4)
– maturity, termination or offsetting derivative	(77)	(127)
Exchange differences	(8)	(1)
Unamortised balance at 31 Dec[1]	97	106
1This amount is yet to be recognised in the consolidated income statement
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting

Reconciliation of equity and analysis of other comprehensive income by risk type
	Interest rate	Foreign currency
	$m	$m
Cash flow hedging reserve at 1 Jan 2022	8	(205)
Fair value gains/(losses)	(4,973)	659
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Hedged items that have affected profit or loss[1]	325	(926)
Income taxes	1,123	28
Others	130	23
Cash flow hedging reserve at 31 Dec 2022	(3,387)	(421)

Cash flow hedging reserve at 1 Jan 2021	495	(37)
Fair value gains/(losses)	(500)	987
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Hedged items that have affected profit or loss	(217)	(1,177)
Income taxes	185	25
Others	45	(3)
Cash flow hedging reserve at 31 Dec 2021	8	(205)
1 Hedged items that have affected profit or loss are primarily recorded within interest income.

Hedges of net investment in foreign operations
	Carrying value		Nominal amount	Amounts recognised in OCI	Hedge ineffectiveness recognised in income statement
	Derivative assets	Derivative liabilities
Description of hedged risk	$m	$m	$m	$m	$m
2022
Pound sterling-denominated structural foreign exchange	264	—	14,000	1,447	—
Swiss franc-denominated structural foreign exchange	—	(21)	727	111	—
Hong Kong dollar-denominated structural foreign exchange	—	(19)	4,597	(2)	—
Other structural foreign exchange[1]	—	(117)	10,819	375	—
Total	264	(157)	30,143	1,931	—
2021
Pound sterling-denominated structural foreign exchange	229	—	15,717	(126)	—
Swiss franc-denominated structural foreign exchange	—	(8)	809	101	—
Hong Kong dollar-denominated structural foreign exchange	7	—	4,992	5	—
Other structural foreign exchange[1]	7	—	4,387	6	—
Total	243	(8)	25,906	(14)	—
1 Other currencies include New Taiwan dollar, Singapore dollar, Canadian dollar, Omani rial, South Korean won, Indian rupee, Indonesian rupiah, euro, Mexican peso, Qatari riyal, Kuwaiti dinar, Saudi riyal and United Arab Emirates dirham.